Taxes (Details) - Schedule of reconciliation of the income tax expense - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of reconciliation of the income tax expense [Abstract]
Net (loss) income before income tax	$ (892,596)	$ 3,085,847	$ 379,483
Statutory income tax rate of the PRC	25.00%	25.00%	25.00%
Income tax computed at PRC tax rate	$ (223,149)	$ 771,462	$ 94,871
Reconciling items
Effect of tax preferential tax rate			(59,273)
Effect of different tax rates of subsidiary operating in other jurisdiction	98,036
Non-deductible expenses	4,000	5,759	3,917
Income tax (benefit) expense	(121,113)	777,221	39,515
Effective tax rate	$ 13.6	$ 25.2	$ 10.4